MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2013
MARKETABLE SECURITIES
MARKETABLE SECURITIES

NOTE 3: MARKETABLE SECURITIES

As of the years ended December 31, 2013 and 2012, the Company held - 0- and 150,000 shares of the common stock of Ecologic Transportation, Inc. with a fair value of $-0- and $30,000, respectively. A realized loss of $19,500 was recorded for the year ended December 31, 2013. A realized gain of $12,000 was recorded for the years ended December 31, 2012.